Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Expense Example - Transamerica BlackRock iShares Active Asset Allocation - Moderate VP	Dec. 31, 2025 USD ($)
Initial
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	806
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	$ 1,103